Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	$ (1,041,544)	$ 8,766,171
Unrealized currency gain (loss)	(3,483,151)	2,893,771
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,507
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(19,787,603)	325,546	39,892,961
Unrealized currency gain (loss)	(6,376,922)	87,382	(596,713)
Net realized	(6,219,265)	11,402,800	29,840,644
Net change in unrealized	(9,809,697)	(11,820,187)	9,887,489
Proceeds from litigation	0	10,951	164,828
Total Trading Results	(19,787,603)	325,546	39,892,961
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	7,806,061	(13,197,401)	5,109,902
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(58,323,819)	(16,512,047)	(8,075,989)
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(30,995,834)	(3,771,234)	8,722,783
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	68,102,911	33,707,895	34,568,150
Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	6	7
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,507
Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	6	7
Options Contracts at Fair Value [Abstract]
Options written	0	(3,460)
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	2,441,607	5,872,400
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(206,578)	920,859
Average number of contracts outstanding	1,895	2,650
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	955,626	468,280
Average number of contracts outstanding	1,525	1,700
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,392,331	1,556,409
Average number of contracts outstanding	4,077	10,673
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	300,228	2,926,852
Average number of contracts outstanding	6,112	7,484
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,389,680	4,336,828
Unrealized loss	(2,288,327)	(751,973)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	503,509	461,717
Unrealized loss	(759,234)	(267,888)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,289,387	123,510
Unrealized loss	(324,377)	(5,714)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	751,769	456,046
Unrealized loss	(682,406)	(117,644)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	845,015	3,295,555
Unrealized loss	(522,310)	(360,727)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,966,728	4,542,098
Unrealized loss	(626,474)	(2,254,553)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	451,092	2,598,439
Unrealized loss	(401,945)	(1,871,409)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	33	458,154
Unrealized loss	(9,417)	(107,670)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,511,142	1,480,181
Unrealized loss	(188,174)	(262,174)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	4,461	5,324
Unrealized loss	(26,938)	(13,300)
Blackwater Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(4,657,167)	167,699	0
Unrealized appreciation (depreciation) on investment	898,526	564,283	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	43,205	(88,387)
Unrealized currency gain (loss)	1,833	35,474
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,940,726)	(1,694,042)	838,637
Unrealized currency gain (loss)	(33,641)	(46,233)	29,966
Net realized	(199,068)	(483,261)	(745,965)
Net change in unrealized	133,331	(1,210,781)	1,584,602
Total Trading Results	(1,940,726)	(1,694,042)	838,637
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,081,165)	0	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	174,080	(1,647,809)	808,671
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	1	1
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,534
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	1	1
Options Contracts at Fair Value [Abstract]
Options written	0	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	41,372	(123,861)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	41,372	(123,861)
Average number of contracts outstanding	1,498	4,996
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	47,414	34,016
Unrealized loss	(41,869)	(124,363)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	47,414	34,016
Unrealized loss	(41,869)	(124,363)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	58,435	4,823
Unrealized loss	(22,608)	(38,337)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	58,435	4,823
Unrealized loss	(22,608)	(38,337)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(488,412)	0	0
Unrealized appreciation (depreciation) on investment	52,939	0	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | FL Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(2,033,985)	0	0
Unrealized appreciation (depreciation) on investment	514,630	0	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(44,139)	0	0
Unrealized appreciation (depreciation) on investment	123,978	0	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	981,779	1,220,777
Unrealized currency gain (loss)	876,453	894,862
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	121,851	(1,490,526)	3,502,244
Unrealized currency gain (loss)	(18,409)	(61,781)	(34,349)
Net realized	370,013	(1,151,478)	3,283,491
Net change in unrealized	(248,162)	(339,048)	189,151
Proceeds from litigation	0	0	29,602
Total Trading Results	121,851	(1,490,526)	3,502,244
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(261,829)	(864,562)	176,977
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	224,150	(965,779)	(119,010)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	171,401	(735,607)	1,416,646
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	6,538	1,137,203	2,032,378
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	1	1
Options Contracts at Fair Value [Abstract]
Options purchased	0	814
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	14	1
Options Contracts at Fair Value [Abstract]
Options written	(22,859)	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	105,326	325,915
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(47,015)	196,041
Average number of contracts outstanding	195	233
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	42,659	7,616
Average number of contracts outstanding	46	39
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	103,572	37,601
Average number of contracts outstanding	892	1,920
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	6,110	84,657
Average number of contracts outstanding	405	277
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	237,074	132,636
Unrealized loss	(148,332)	(70,746)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	15,953	26,687
Unrealized loss	(74,679)	(42,619)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	51,479	10,832
Unrealized loss	(8,381)	(5,231)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	125,101	22,399
Unrealized loss	(46,320)	(18,270)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	44,541	72,718
Unrealized loss	(18,952)	(4,626)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	103,903	360,209
Unrealized loss	(87,319)	(96,184)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	34,996	281,332
Unrealized loss	(23,285)	(69,359)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	15,186	3,176
Unrealized loss	(15,625)	(1,161)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	53,721	54,621
Unrealized loss	(28,930)	(21,149)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	21,080
Unrealized loss	(19,479)	(4,515)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	2,551,354	6,401,899
Unrealized currency gain (loss)	(1,203,865)	(1,303,588)
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(6,598,423)	(37,254,088)	33,638,493
Unrealized currency gain (loss)	99,725	(567,763)	31,129
Net realized	(2,747,878)	(23,852,820)	25,513,507
Net change in unrealized	(3,850,545)	(13,401,268)	7,787,866
Proceeds from litigation	0	0	337,120
Total Trading Results	(6,598,423)	(37,254,088)	33,638,493
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(12,872,729)	(17,215,862)	10,078,791
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	6,993,095	(27,174,382)	(14,372,116)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,206,555)	(11,400,426)	13,050,193
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,388,041	19,104,345	24,513,376
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	3,755,219	7,705,487
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(340,563)	1,559,305
Average number of contracts outstanding	4,025	4,077
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,289,382	250,805
Average number of contracts outstanding	1,915	1,386
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	2,799,117	2,448,590
Average number of contracts outstanding	5,689	7,744
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	7,283	3,446,787
Average number of contracts outstanding	9,810	7,073
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,244,757	5,004,338
Unrealized loss	(3,168,433)	(1,046,724)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	763,693	418,029
Unrealized loss	(1,021,268)	(822,942)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,842,840	307,762
Unrealized loss	(517,175)	(7,656)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,878,922	739,841
Unrealized loss	(1,022,609)	(106,865)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	759,302	3,538,706
Unrealized loss	(607,381)	(109,261)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,251,449	6,731,498
Unrealized loss	(1,572,554)	(2,983,625)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,051,860	4,381,649
Unrealized loss	(1,134,848)	(2,417,431)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	94,660
Unrealized loss	(36,283)	(143,961)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	2,196,364	2,115,906
Unrealized loss	(253,560)	(300,292)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,225	139,283
Unrealized loss	(147,863)	(121,941)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	0	0
Unrealized currency gain (loss)		0
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,231,528)	(27,988,792)	37,064,108
Unrealized currency gain (loss)	0	(86,013)	47,508
Net realized	0	2,750,625	11,512,792
Net change in unrealized	0	(8,555,065)	7,129,344
Proceeds from litigation	0	0	220,755
Total Trading Results	(2,231,528)	(27,988,792)	37,064,108
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,374,285)	(18,052,648)	27,847,302
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(3,098,127)	(2,778,840)	1,553,897
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(39,186)	(14,779,073)	1,814,321
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	2,280,070	7,707,782	5,580,325
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Average number of contracts outstanding		752
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Average number of contracts outstanding		328
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Average number of contracts outstanding		6,514
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Average number of contracts outstanding		2,260
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(429,295)	(958,118)	1,679,125
Unrealized appreciation (depreciation) on investment	(687,951)	(21,346,446)	16,522,092
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(25,751)	0	0
Unrealized appreciation (depreciation) on investment	(1,252,834)	240,600	0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	3,838	0	0
Unrealized appreciation (depreciation) on investment	$ 160,465	$ (120,388)	$ 0